OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Components of Accumulated Other Comprehensive Loss
The components of accumulated other comprehensive loss were:

	December 31,
In thousands	2017	2016
Foreign currency translation gain (loss)	$5,063	$(321,033)
Unrealized gain (loss) on interest rate swap contracts, net of tax of $1,338 and $1,540	4,015	(2,957)
Unrealized loss on pension and post-retirement benefit plans, net of tax of $19,532 and $20,832	(54,070)	(55,615)
Total accumulated other comprehensive loss	$(44,992)	$(379,605)

Changes in Accumulated Other Comprehensive Loss by Component, Net of Tax
The changes in accumulated other comprehensive loss by component, net of tax, for the year-ended December 31, 2016 are as follows:

	Foreign currency	Derivative	Pension and post retirement
In thousands	translation	contracts	benefits plans	Total
Balance at December 31, 2015	$(227,349)	$(2,987)	$(46,383)	$(276,719)
Other comprehensive income before reclassifications	(93,684)	(1,286)	(10,874)	(105,844)
Amounts reclassified from accumulated other
comprehensive income	—	1,316	1,642	2,958
Net current period other comprehensive income	(93,684)	30	(9,232)	(102,886)
Balance at December 31, 2016	$(321,033)	$(2,957)	$(55,615)	$(379,605)
The changes in accumulated other comprehensive loss by component, net of tax, for the year-ended December 31, 2017 are as follows:

	Foreign currency	Derivative	Pension and post retirement
In thousands	translation	contracts	benefits plans	Total
Balance at December 31, 2016	$(321,033)	$(2,957)	$(55,615)	$(379,605)
Other comprehensive income before reclassifications	326,096	6,712	(1,017)	331,791
Amounts reclassified from accumulated other
comprehensive income	—	260	2,562	2,822
Net current period other comprehensive income	326,096	6,972	1,545	334,613
Balance at December 31, 2017	$5,063	$4,015	$(54,070)	$(44,992)

Reclassifications Out of Accumulated Other Comprehensive Loss
Reclassifications out of accumulated other comprehensive loss for the year-ended December 31, 2016 are as follows:

	Amount reclassified from accumulated other	Affected line item in the Condensed Consolidated
In thousands	comprehensive income	Statements of Income
Amortization of defined pension and post retirement items
Amortization of initial net obligation and prior service cost	$(1,652)	Cost of sales
Amortization of net loss (gain)	3,989	Cost of sales
	2,337	Income from Operations
	(695)	Income tax expense
	$1,642	Net income
Derivative contracts
Realized loss on derivative contracts	1,873	Interest expense, net
	(557)	Income tax expense
	$1,316	Net income
Reclassifications out of accumulated other comprehensive loss for the year-ended December 31, 2017 are as follows:

	Amount reclassified from accumulated other	Affected line item in the Condensed Consolidated
In thousands	comprehensive income	Statements of Income
Amortization of defined pension and post retirement items
Amortization of initial net obligation and prior service cost	$(1,496)	Cost of sales
Amortization of net loss (gain)	5,037	Cost of sales
	3,541	Income from Operations
	(979)	Income tax expense
	$2,562	Net income
Derivative contracts
Realized loss on derivative contracts	400	Interest expense, net
	(140)	Income tax expense
	$260	Net income